UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23447

A3 ALTERNATIVE INCOME FUND

(Exact name of registrant as specified in charter)

90 Madison Street, Suite 303

Denver, Colorado 80206

(Address of principal executive offices) (Zip code)

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 997-9010

Date of fiscal year end: September 30

Date of reporting period: July 1, 2021 - June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

July 1, 2021 - June 30, 2022
	The name of the issuer	ticker symbol	CUSIP	shareholder meeting date	A brief identification of the matter voted on	Whether the matter was proposed by the issuer or by a security holder	Whether the registrant cast its vote on the matter	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and	Whether the registrant cast its vote for or against management
1	OFS CREDIT COMPANY INC	OCCI	67111Q107	17-Aug-21	Election of Class III Director to serve until 2024: Jeffrey A. Cerny	Issuer	No		NA

					The ratification of the selection of KPMG LLP as our independent registered public accounting firm for the year ending October 31, 2021.	Issuer	No		NA

2	OXFORD SQUARE CAPITAL CORP.	OXLC	691543102	2-Sep-21	Vote Board of Directors: Election of Director: Jonathan H. Cohen Election of Director: George Stelljes III	Issuer	Yes	For	For

3	FS KKR CAPITAL CORP.	FSKR	302635206	26-Oct-21	Vote Board of Directors: Election of Director: Todd C. Builione Election of Director: Brian R. Ford Election of Director: Richard I. Goldstein Election of Director: Osagie Imasogie	Issuer	Yes	For	For

					To approve the proposal to allow the Company in future offerings to sell its shares below net asset value per share in order to provide flexibility for future sales.	Issuer	Yes	Against	Against

4	OXFORD LANE CAPITAL CORP.	OXLC	691543102	21-Oct-21	Vote Board of Directors:
					Election of Director: Saul B. Rosenthal	Issuer	Yes	For	For
Election of Director: David S. Shin
Board Recommendation: For
Election of Director: Saul B. Rosenthal
Election of Director: David S. Shin

5	OXFORD LANE CAPITAL CORP.	OXLC	691543102	21-Oct-21	Vote Board of Directors: Election of Director: Saul B. Rosenthal	Issuer	Yes	For	For

6	READY CAPITAL CORPORATION	RC	75574U101	14-Mar-22	To consider and vote on a proposal to approve the issuance of shares of common stock, par value $0.0001 per share, ("Common Stock"), of Ready Capital Corporati on ("Ready Capital"), (i) upon the conversion of the shares of each ofthe four classes of Ready Capital's Class B common stock, $0.0001 par value pershare, issued in connecti on with the transacti ons contemplated by the MergerAgreement, dated as of November 3, 2021, by and among Ready Capital, MosaicReal Estate Credit, LLC, Mosaic Real Estate Credit Off shore, LP, MREC Corp Sub 1(VO), LLC MREC Corp.	Issuer	Yes	For	For
					To consider and vote on a proposal to adjourn the special meeting, if necessary or appropriate, including to solicit additional proxies if there are not sufficient votes to approve the Ready Capital Common Stock Issuance Proposal.	Issuer	Yes	For	For

7	EAGLE POINT CREDIT COMPANY	ECC	269808101	17-May-22	Election of Class II Director: James R. Matthews	Issuer	Yes	For	For

8	Ares Capital Corporation	ARCC	04010L103	18-May-22	Election of Class III director of the Company to serve until the 2025 Annual Meeting of Stockholders: Daniel G. Kelly, Jr.	Issuer	Yes	For	For

					Election of Class III director of the Company to serve until the 2025 Annual Meeting of Stockholders: Eric B. Siegel	Issuer	Yes	For	For

					Election of Class III director of the Company to serve until the 2025 Annual Meeting of Stockholders: R. Kipp deVeer	Issuer	Yes	For	For

					To ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for the year ending December 31, 2022.	Issuer	Yes	For	For

9	ARES COMMERCIAL REAL ESTATE CORP	ACRE	04013V108	5/24/2022	Vote Board of Directors:	Issuer	Yes	For	For

Election of Director: William L. Browning*
Election of Director: Edmond N. Moriarty III*
Election of Director: Rebecca J. Parekh*
Board Recommendation: For
Election of Director: William L. Browning*
Election of Director: Edmond N. Moriarty III*
Election of Director: Rebecca J. Parekh*

					To ratify the selection of Ernst & Young LLP as the Company's independent registered public accounting firm for the year ending December 31, 2022.	Issuer	Yes	For	For

					To approve, on a non-binding, advisory basis, the compensation of the Company's named executive officers as described in the 2022 Proxy Statement.	Issuer	Yes	For	For

					To approve, the First Amendment to the Company's Amended and Restated 2012 Equity Incentive Plan as described in the 2022 Proxy Statement.	Issuer	Yes	For	For

10	READY CAPITAL CORPORATION	RC	75574U101	6/22/2022	Vote Board of Directors:
						Issuer	No	For	No
Election of Director: Thomas E. Capasse
Election of Director: Jack J. Ross
Election of Director: Julius W. Erving
Election of Director: Frank P. Filipps
Election of Director: Dominique Mielle
Election of Director: Gilbert E. Nathan
Election of Director: Andrea Petro
Election of Director: Mitchell Reese
Election of Director: Todd M. Sinai

					Ratification of the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the 2022 fiscal year.	Issuer	No	For	No

					Approval, on an advisory basis, of the compensation of the Company's named executive officers, as described in the proxy statement.	Issuer	No	For	No

11	Owl Rock	ORCC	69121K104	6/28/2022	Election of Director for three-year term expiring at the 2025 annual meeting of shareholder: Edward D'Alelio	Issuer	Yes	For	For

					Election of Director for three-year term expiring at the 2025 annual meeting of shareholder: Craig W. Packer	Issuer	Yes	For	For

					To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022	Issuer	Yes	For	For

					To consider and transact such other business as may properly come before the Annual Meeting, and any adjournments or postponements thereof.	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	A3 Alternative Income Fund

By (Signature and Title)*	/s/ Anthony R. Bosch
Anthony R. Bosch, President & Principal Executive Officer

Date	August 23, 2022

*	Print the name and title of each signing officer under his or her signature.